Note 20 - Subsequent Events (Details) (USD $)	1 Months Ended			12 Months Ended		3 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2013	Nov. 30, 2012	Feb. 28, 2014 Subsequent Event [Member]	Nov. 30, 2013 Unsecured Convertible Debentures [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	1,500,000	1,815,000	1,818,182			1,312,100
Proceeds from Issuance of Common Stock						$ 4,808,054
Payments for Commissions						135,960
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			779,271	(857,278)	(779,271)	419,777
Deferred Finance Costs, Noncurrent, Net							$ 419,777